Subsequent Events-Additional Information (Table) (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2015	Mar. 31, 2016
Costamare Inc [Member] | Service Agreement [Member]
Subsequent Event [Line Items]
Common shares issued		149,600
April 1, 2016, Dividend declared for first quarter 2016 [Member]
Subsequent Event [Line Items]
Dividends payable, per share	$ .29
Date of payment of dividends	May 04, 2016
Dividends date of record	Apr. 19, 2016
January 4, 2016, Dividend declared for fourth quarter 2015 [Member]
Subsequent Event [Line Items]
Dividends payable, per share	$ .29
Date of payment of dividends	Feb. 04, 2016
Dividends date of record	Jan. 21, 2016
January 4, 2016, Preferred stock series B dividends declared [Member]
Subsequent Event [Line Items]
Dividends payable, per share	$ 0.476563
Dividends Payable	$ 953
Date of payment of dividends	Jan. 15, 2016
Dividends date of record	Jan. 14, 2016
April 1, 2016, Preferred stock series B dividends declared [Member]
Subsequent Event [Line Items]
Dividends payable, per share	$ 0.476563
Dividends Payable	$ 953
Date of payment of dividends	Apr. 15, 2016
Dividends date of record	Apr. 14, 2016
January 4, 2016, Preferred stock series C dividends declared [Member]
Subsequent Event [Line Items]
Dividends payable, per share	$ .531250
Dividends Payable	$ 2,125
Date of payment of dividends	Jan. 15, 2016
Dividends date of record	Jan. 14, 2016
April 1, 2016, Preferred stock series C dividends declared [Member]
Subsequent Event [Line Items]
Dividends payable, per share	$ 0.531250
Dividends Payable	$ 2,125
Date of payment of dividends	Apr. 15, 2016
Dividends date of record	Apr. 14, 2016
January 4, 2016, Preferred stock series D dividends declared [Member]
Subsequent Event [Line Items]
Dividends payable, per share	$ 0.546875
Dividends Payable	$ 2,188
Date of payment of dividends	Jan. 15, 2016
Dividends date of record	Jan. 14, 2016
April 1, 2016, Preferred stock series D dividends declared [Member]
Subsequent Event [Line Items]
Dividends payable, per share	$ 0.546875
Dividends Payable	$ 2,188
Date of payment of dividends	Apr. 15, 2016
Dividends date of record	Apr. 14, 2016
Amendment of Term Loan [Member]
Subsequent Event [Line Items]
Amendment of term loan

On January 27, 2016, Kelsen Shipping Co. and Montes Shipping Co. entered into a supplemental agreement with the bank in order to reschedule the repayment of the outstanding loan amount of $66,000 (Note 10.2.3) by extending the repayment, in 10 consecutive semi-annual variable installments from June 2016 until December 2020 and a balloon payment of $12,000 payable together with the last installment.

Affiliated companies - Platt Maritime Co. and Sykes Maritime Co. -seven years duration, sale and leaseback transaction [Member]
Subsequent Event [Line Items]
Date of payment of dividends	Feb. 11, 2016
Dividend received	$ 2,744
Investment in affiliates - acquisition of Monemvasia - built in 1998 and 2,472TEUs [Member]
Subsequent Event [Line Items]
Aggregate contributing amount	$ 2,925
Vessel acquisition date	Feb. 18, 2016